Mezzanine and Stockholders’ Equity (Tables)	3 Months Ended
Mar. 31, 2025
Mezzanine and Stockholders’ Equity [Abstract]
Schedule of Total Number of Shares Outstanding and Authority to Issue

The total number of shares outstanding as of March 31, 2025 and the total number of shares of all classes of stock that USAR has authority to issue is follows (in thousands, except for par value):

Class of Stock	Authorized	Par value	Outstanding
Common Stock	750,000	$0.0001	81,952
Preferred Stock	50,000	$0.0001	5,233
Total authorized	800,000

Schedule of Warrants to Acquire Common stock

As of March 31, 2025, the Company granted warrants to acquire approximately 23.78 million shares of Common Stock as follows (shares in thousands):

	Number of Shares of Common Stock Issuable Upon Exercise	Exercise Price	Balance Sheet Classification
Public Warrants	12,500	$11.50	Equity
Private Warrants	6,000	11.50	Equity
Series A Investor Warrants	5,279	12.00	Liability
Total Warrants	23,779

Schedule of Activity Related to USARE LLC Warrants

The following table summarizes the activity related to the USARE LLC warrants to acquire shares of USARE LLC Class A common units as of January 1, 2025, and changes during the three months ended March 31, 2025 (units in thousands):

USARE LLC Series A Investor Warrants	Units	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of January 1, 2025	3,000	$12.00	$—
Issuance of warrants – additional Class A Preferred	2,279
Conversion to Series A Preferred Investor Warrant	(5,279)
Outstanding as of March 31, 2025	—

The following table summarizes the activity related to the USARE LLC warrants to acquire USARE LLC Class B common units as of January 1, 2025, and changes during the three months ended March 31, 2025 (units and intrinsic value in thousands):

USARE LLC Warrants to Acquire Class B Common Units	Units	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of January 1, 2025	8,315	$0.24	$16,000
Cashless exercise to class B Common Units	(8,315)
Outstanding as of March 31, 2025	—

The following table summarizes the activity related to the USARE LLC warrants to acquire USARE LLC Class C convertible preferred units as of January 1, 2024, and changes during the three months ended March 31, 2025 (units and intrinsic value in thousands):

USARE LLC Warrants to Acquire Class C Preferred Units	Units	Weighted Average Exercise Price	Intrinsic Value
Outstanding as of January 1, 2025	1,949	$1.06	$1,956
Dividends	19	1.73
Cashless exercise to Common B Units	(1,968)
Outstanding as of March 31, 2025	—

Schedule of Conversion of Common Stock

Upon Closing of the Merger, the following USARE LLC warrants to acquire Class B common and Class C convertible preferred units of USARE LLC were converted into shares of Common Stock using the treasury method of accounting on a cashless exercise basis and an exchange conversion ratio of approximately 0.204 shares of Common Stock for a Class A unit of USARE LLC as follows (shares in thousands):

Title	Number of Shares of Common Stock
Class B Common Warrants	1,521
Class C Convertible Preferred Warrants	379
Total	1,900